Consolidated VIEs and Noncontrolling Interests - LatamCo (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2021	Feb. 28, 2022	Sep. 30, 2021	Aug. 31, 2026	Dec. 31, 2022
Variable Interest Entity [Line Items]
Payments to noncontrolling interests					$ 31
LatamCo
Variable Interest Entity [Line Items]
Percentage interest in business transferred		100.00%
Joint venture, reimbursement payable waived		$ 7
Obligation for cost of termination of certain leases within first 12 months of agreement			$ 27
Termination costs, cumulative					13
Liability for monthly reimbursements					29
Forecast | LatamCo
Variable Interest Entity [Line Items]
Proceeds from exercise of call options				$ 60
Commitment To Fund
Variable Interest Entity [Line Items]
Commitment					$ 18
Commitment To Fund | LatamCo
Variable Interest Entity [Line Items]
Commitment			13
Affiliate of SBG | LatamCo
Variable Interest Entity [Line Items]
Payments to noncontrolling interests	$ 80		$ 80
LatamCo | Affiliate of SBG
Variable Interest Entity [Line Items]
Controlling interest ownership			71.00%
Voting percentage			49.90%